Loans and Allowance for Loan Losses and Credit Quality (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan Losses and evaluations for impairment
Beginning balance	$ 4,015	$ 4,037	$ 3,723
Charge-offs	(2,051)	(2,487)	(1,765)
Recoveries	505	238	201
Provision	1,177	2,227	1,878
Ending Balance	3,646	4,015	4,037
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	3,646	4,015
Loans: Total loans ending Balance	273,672	267,123
Ending balance: loans individually evaluated for impairment	2,843	4,708
Ending balance: loans collectively evaluated for impairment	274,592	266,539
Commercial [Member]
Allowance for loan Losses and evaluations for impairment
Beginning balance	448	258
Charge-offs	(84)	109
Recoveries	1	37
Provision	(41)	262
Ending Balance	324	448
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	324	448
Loans: Total loans ending Balance	28,054	21,756
Ending balance: loans individually evaluated for impairment	110	78
Ending balance: loans collectively evaluated for impairment	27,944	21,678
Commercial Real Estate [Member]
Allowance for loan Losses and evaluations for impairment
Beginning balance	1,489	264
Charge-offs	(345)	461
Recoveries	114	4
Provision	204	1,682
Ending Balance	1,462	1,489
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	1,466	1,489
Loans: Total loans ending Balance	86,283	86,293
Ending balance: loans individually evaluated for impairment	1,199	288
Ending balance: loans collectively evaluated for impairment	85,084	86,005
Consumer [Member]
Allowance for loan Losses and evaluations for impairment
Beginning balance	394	424
Charge-offs	(404)	506
Recoveries	174	172
Provision	281	304
Ending Balance	445	394
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	445	394
Loans: Total loans ending Balance	48,234	47,192
Ending balance: loans individually evaluated for impairment	83	46
Ending balance: loans collectively evaluated for impairment	48,151	47,146
Residential [Member]
Allowance for loan Losses and evaluations for impairment
Beginning balance	1,684	3,091
Charge-offs	(1,218)	1,412
Recoveries	216	26
Provision	733	(21)
Ending Balance	1,415	1,684
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	1,411	1,684
Loans: Total loans ending Balance	114,864	116,006
Ending balance: loans individually evaluated for impairment	1,451	4,296
Ending balance: loans collectively evaluated for impairment	$ 113,413	$ 111,710